Common shares (Details) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Shares Details
Beginning Balance, Shares	53,306,109	44,958,843	42,418,326
Beginning Balance, Amount	CAD 85,051,553	CAD 65,792,307	CAD 61,340,321
Issued on exercise of stock options, Shares	565,722	347,266	482,665
Issued on exercise of stock options, Amount	CAD 498,970	CAD 335,946	CAD 288,066
Issued on exercise of US$ Warrants (note 9), Shares			2,057,852
Issued on exercise of US$ Warrants (note 9), Amount			CAD 2,735,995
Transfer from contributed capital upon exercise of stock options, Amount			CAD 147,125
Conversion of Preferred Shares (note 5, Shares		8,000,000
Conversion of Preferred Shares (note 5), Amount		CAD 232,600
Stock options proceeds receivable, shares
Stock options proceeds receivable, amount	CAD (30,285)
Transfer from fair value of US$ Warrants upon exercise, Amount		242,700	1,280,800
Value assigned to acquisition of intellectual property (note 10 (ii), Amount		CAD 18,448,000
Return to Treasury of exercised stock options shares	(15,322)
Return to Treasury of exercised stock options amount
Ending Balance, Shares	53,856,509	53,306,109	44,958,843
Ending Balance, Amount	CAD 85,966,393	CAD 85,051,553	CAD 65,792,307